Related Party Transactions (Detail Textuals) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Consulting fees paid to an associated entity of director	$ 742,390	$ 1,477,369	$ 1,279,014
Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Consulting fees paid to an associated entity of director		$ 52,000,000
Ira Shoulson [Member]
Disclosure of transactions between related parties [line items]
Consulting fees paid to an associated entity of director			$ 1,202,100
Prana Biotechnology Inc [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest in subsidiary	100.00%
Prana Biotechnology Uk Ltd [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest in subsidiary	100.00%